Other liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Other Liabilities
Other liabilities consist of the following:

	As at
	March 31, 2024	March 31, 2023
Current:
Withholding taxes and value added tax payables	$7,670	$11,425
Contingent consideration (Refer Note 4(a), 4(b) & 4(d))	6,730	22,121
Other liabilities	5,453	7,116

Total	$19,853	$40,662

Non-current:
Contingent consideration (Refer Note 4(a), 4(b) & 4(d))	13,780	20,135
Other liabilities	118	709

Total	$13,898	$20,844